Concentration of Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 HKD ($)
Concentration of Risk [Line Items]
Credit risk financial instruments	¥ 242,359	$ 33,203	¥ 199,822
Deposit insurance | ¥	¥ 500,000
Bank deposits | $					$ 500,000
Customer Concentration Risk [Member] | One Customer [Member] | Total Revenue [Member]
Concentration of Risk [Line Items]
Percentage of total revenue				11.20%
Customer Concentration Risk [Member] | One Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Percentage of total revenue			10.00%
Customer Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of total revenue			11.10%